As filed with the Securities and Exchange Commission on May 31, 2017

File Nos. 033-18516
811-05387

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 58	[X]

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 59	[X]

FRANKLIN MUTUAL SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

101 John F. Kennedy Parkway, Short Hills , NJ 07078

(Address of Principal Executive Offices)(Zip Code)

(201)912-2100
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 9, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	on (date) after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 56/57 to the Registrant's registration statement on Form N-1A (PEA 56/57) filed on April 27, 2017 (Accession No. 0001379491-17-002428) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Franklin Mutual European Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares, each a series of Registrant (Funds).  The prospectuses and SAIs of the Funds, as filed in PEA 56/57, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

MS P1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE PROSPECTUS DATED MAY 1, 2017

OF

EACH OF THE LISTED FUNDS

Franklin Mutual series funds

Franklin Mutual European Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

The prospectus is amended as follows:

I.          The Franklin Mutual European Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, each Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Class Z.

II.          The Fund’s classes on the cover of the prospectus are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Class Z
Franklin Mutual European Fund	TEMIX	Pending	TEURX	Pending	FMEUX	MEURX
Franklin Mutual Global Discovery Fund	TEDIX	Pending	TEDSX	TEDRX	FMDRX	MDISX
Franklin Mutual Quest Fund	TEQIX	Pending	TEMQX	FMQSX	FMQRX	MQIFX
Franklin Mutual Shares Fund	TESIX	Pending	TEMTX	TESRX	FMSHX	MUTHX

III.         The following replaces the “Fund Summaries – Franklin Mutual Global Discovery Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 10:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 152 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Class Z shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Class Z
Management fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.18%	0.18%	0.18%	0.18%	0.04%	0.18%
Total annual Fund operating expenses	1.24%	1.24%	1.99%	1.49%	0.85%	0.99%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$947	$1,218	$1,992
Class T	$373	$634	$915	$1,715
Class C	$302	$625	$1,074	$2,319
Class R	$152	$472	$815	$1,782
Class R6	$86	$270	$470	$1,048
Class Z	$101	$316	$549	$1,216
If you do not sell your shares:
Class C	$202	$625	$1,074	$2,319

IV.        The following is added to the “Fund Summaries – Franklin Mutual Global Discovery Fund – Performance – Average Annual Total Returns” table on page 16 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Mutual Global Discovery Fund - Class T	9.74%	9.53%	5.26%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

V.         In the “Fund Summaries – Franklin Mutual Global Discovery Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 17 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Class Z are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Class Z" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The following replaces the “Fund Summaries – Franklin Mutual Quest Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 19:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 152 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Class Z shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Class Z
Management fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.11%	0.11%	0.11%	0.11%	0.03%	0.11%
Total annual Fund operating expenses	1.04%	1.04%	1.79%	1.29%	0.71%	0.79%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$675	$887	$1,116	$1,773
Class T	$353	$573	$810	$1,489
Class C	$282	$563	$970	$2,105
Class R	$131	$409	$708	$1,556
Class R6	$72	$226	$394	$882
Class Z	$81	$252	$439	$978
If you do not sell your shares:
Class C	$182	$563	$970	$2,105

VII.       The following is added to the “Fund Summaries – Franklin Mutual Quest Fund – Performance – Average Annual Total Returns” table on page 25 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Mutual Quest Fund - Class T	13.12%	9.14%	4.94%

VIII.       The following replaces the second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Mutual Quest Fund – Performance” section on page 25 of the prospectus:

Historical performance for Class T and Class R shares prior to their inception is based on the performance of Class A shares and Class Z shares, respectively. Class T and Class R performance has been adjusted to reflect differences in sales charges (with respect to Class T only) and 12b‑1 expenses (with respect to Class R only) between classes.

IX.        In the “Fund Summaries – Franklin Mutual Quest Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 26 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Class Z are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Class Z" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

X.         The following replaces the “Fund Summaries – Franklin Mutual Shares Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 27:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 152 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Class Z shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.15%	0.15%	0.15%	0.15%	0.03%	0.15%
Total annual Fund operating expenses	1.05%	1.05%	1.80%	1.30%	0.68%	0.80%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$676	$890	$1,121	$1,784
Class T	$354	$576	$815	$1,500
Class C	$283	$566	$975	$2,116
Class R	$132	$412	$713	$1,568
Class R6	$68	$217	$378	$846
Class Z	$82	$255	$444	$990
If you do not sell your shares:
Class C	$183	$566	$975	$2,116

XI.        The following is added to the “Fund Summaries – Franklin Mutual Shares Fund – Performance – Average Annual Total Returns” table on page 33 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Mutual Shares Fund - Class T	12.73%	11.20%	4.25%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

XII.       In the “Fund Summaries – Franklin Mutual Shares Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 34 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Class Z are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Class Z" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XIII.       The following replaces the “Fund Summaries – Franklin Mutual European Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 45:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 152 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Class Z shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Class Z
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.21%	0.21%	0.21%	0.21%	0.04%	0.21%
Total annual Fund operating expenses	1.31%	1.31%	2.06%	1.56%	0.89%	1.06%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$701	$966	$1,252	$2,063
Class T	$380	$655	$950	$1,790
Class C	$309	$646	$1,108	$2,390
Class R	$159	$493	$850	$1,856
Class R6	$91	$284	$493	$1,096
Class Z	$108	$337	$585	$1,294
If you do not sell your shares:
Class C	$209	$646	$1,108	$2,390

XIV.      The following is added to the “Fund Summaries – Franklin Mutual European Fund – Performance – Average Annual Total Returns” table on page 51 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Mutual European Fund - Class T	-0.46%	7.27%	3.13%

XV.       The following replaces the second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin Mutual European Fund – Performance” section on page 52 of the prospectus:

Historical performance for Class T and Class R shares prior to their inception is based on the performance of Class A shares and Class Z shares, respectively. Class T and Class R performance has been adjusted to reflect differences in sales charges (with respect to Class T only) and 12b‑1 expenses (with respect to Class R only) between classes.

XVI.      In the “Fund Summaries – Franklin Mutual European Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 52 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Class Z are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Class Z" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XVII.     The first table of the “Your Account – Choosing a Share Class” section on page 152 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Class Z
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors – Class Z" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Franklin Mutual European Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares Fund began offering Class T shares on June 12, 2017.

XVIII.    The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 152 is replaced with “Choosing a Share Class - Class A, T, C & R.”

XIX.      The following is added to the “Your Account - Choosing a Share Class” section beginning on page 152:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XX.       The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 159 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XXI.      The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 163 is replaced with “Minimum Investments – Class A, T, C & R.”

XXII.     The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 171 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XXIII.    The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 175 is replaced with “Class A, T & C.”

XXIV.    The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 181 is replaced with “Class A, T, C & R” and the table on page 182 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

MS SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

OF

EACH OF THE LISTED FUNDS

Franklin Mutual series funds

Franklin Mutual European Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Mutual European Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, each Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Class Z.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Class Z
Franklin Mutual European Fund	TEMIX	Pending	TEURX	Pending	FMEUX	MEURX
Franklin Mutual Global Discovery Fund	TEDIX	Pending	TEDSX	TEDRX	FMDRX	MDISX
Franklin Mutual Quest Fund	TEQIX	Pending	TEMQX	FMQSX	FMQRX	MQIFX
Franklin Mutual Shares Fund	TESIX	Pending	TEMTX	TESRX	FMSHX	MUTHX

III.         The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 74:

Effective on June 12, 2017, the Franklin Mutual European Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares Fund also began offering Class T shares.  The full title of each Class T shares of the Fund is:

•         Franklin Mutual European Fund - Class T

•         Franklin Mutual Global Discovery Fund - Class T

•         Franklin Mutual Quest Fund - Class T

•         Franklin Mutual Shares Fund - Class T

IV.        The principal holders list for each Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 75 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Mutual European Fund
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6486	A	18.20
Charles Schwab & Co Inc.* 211 Main St. San Francisco, CA 94105-1905	A	14.96
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	11.06
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.68
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	A	6.19
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	A	5.37
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.39
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr, Fl 3 Jersey City, NJ 07311-1114	C	11.32
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	7.40
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	C	6.23
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	5.00
Raymond James* 880 Carillon Pkwy St. Petersburg, FL 33716-1102	R	21.75
Stifel Nicolaus & Co Inc.* 501 N Broadway St. Louis, MO 63102-2131	R	14.73
FTIOS* c/o Investor Services PO Box 33030 St. Petersburg, FL 33733	R	7.94
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	7.51
FTIOS* c/o Investor Services PO Box 33030 St. Petersburg, FL 33733	R	6.95
Ascensus Trust Company Raley’s Forestry Wildfire Mgmt 40 517502 PO Box 10758 Fargo, ND 58106	R	5.21
Franklin Moderate Allocation Fund Franklin Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	37.05
Franklin Growth Allocation Fund Franklin Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	28.99
Franklin Conservative Allocation Fund Franklin Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	15.83
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr., E Jacksonville, FL 32246-6484	R6	11.18
Charles Schwab & Co.* Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	R6	5.44
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr, Fl 3 Jersey City, NJ 07311-1114	Z	12.09
Charles Schwab & Co., Inc.* Attn: Mutual Funds 211 Main St San Francisco, CA 94105-1905	Z	12.04
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd Jersey City, NJ 07310-1995	Z	5.74
UBS WM USA* 1000 Harbor Blvd Weehawken, NJ 07086-6761	Z	5.63
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Z	5.17
Mutual Global Discovery Fund
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A	38.74
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.54
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	A	7.51
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.19
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	10.50
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	C	8.44
Raymond James* 880 Carillon Pkwy St. Petersburg, FL 33716-1102	C	7.37
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Fl 3 Jersey City, NJ 07311-1114	C	7.33
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	C	6.33
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6486	C	5.56
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St., Fl 1 Boston, MA 02111-2901	R	21.88
Hartford Life Insurance Co Separate Account Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	21.38
Voya Retirement Insurance and Annuity Co.* Separate Account F 1 Orange Way B3N Windsor, CT 06095-4773	R	7.98
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	R6	27.48
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	17.03
Mercer Trust Company TTEE FBO Edward D. Jones Co Deferred Compensation Plan Attn: DC Plan Admin MS N-2-G One Investors Way Norwood, MA 02062	R6	13.33
MAC Co.* Mutual Fund Operations 500 Grant St., Rm 151-1010 Pittsburgh, PA 15219-2502	R6	8.62
MAC Co.* Mutual Fund Operations 500 Grant St., Rm 151-1010 Pittsburgh, PA 15219-2502	R6	7.30
MAC & Co. FBO Growth Focus – Profit Sharing Mutual Fund Operations 500 Grant St., Rm 151-1010 Pittsburgh, PA 15219-2502	R6	5.79
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Z	14.72
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Z	8.78
Charles Schwab & Co., Inc.* 211 Main St. San Francisco, CA 94105-1905	Z	8.42
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	Z	7.44
Mutual Quest Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	33.32
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.37
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	A	6.17
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	10.18
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	C	9.22
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	7.42
National Financial Services LLC* Attn: Mutual Fund Department, 4th Flr 499 Washington Blvd Jersey City, NJ 07310-1995	C	6.83
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City, NJ 07311-1114	C	5.56
Counsel Trust DBA MATC FBO Immunetrics Inc 401 K Profit Sharing Plan Trust 2403 Sidney Street Suite 271 Pittsburgh, PA 15203	R	13.86
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	13.59
Reliance Trust Company Trste ADP Access Large Market 401K 1100 Abernathy Rd Atlanta, GA 30328-5620	R	12.98
Michael Stufflebeam Trste Smiles in Motion PC Defined Ben Pln 207 E Church St Ste 3 Marshalltown, IA 50158-2972	R	11.19
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	R	10.23
Agnes Yumiaco FBO Agnes S Yumiaco DMD Inc 401 K PR 2 Scripps Drive Ste 305 Sacramento, CA 95825	R	5.89
Reliance Trust Company Trste ADP Access Large Market 401K 1100 Abernathy Rd Atlanta, GA 30328-5620	R	5.01
Wells Fargo Bank FBO Tetra Tech Inc Subsidiaries RP 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	R6	47.47
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	36.52
Mid Atlantic Trust Company FBO MATC Omnibus Div Reinvest LTCG – RE 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	R6	5.98
Fifth Third Bank Ttee FBO WFT-E-Valuator Tact MG RMS Fun 5001 Kingsley Dr., Dept 3385 Cincinnati, OH 45263	R6	5.49
Charles Schwab & Co., Inc.* 211 Main St San Francisco, CA 94105-1905	Z	5.73
Mutual Shares Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	35.81
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6486	A	7.42
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.48
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	A	6.20
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	12.19
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.04
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	C	7.14
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr, Fl 3 Jersey City, NJ 07311-1114	C	6.65
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	C	6.41
Renaissance Charitable Foundation Inc. FBO FT Charitable Giving Fund Gregory W. Baker & Douglas W. Cox and Steven R Ko Trste 8910 Purdue Rd, Ste 555 Indianapolis, IN 46268-3161	C	6.09
Transamerica Life Insurance Company 440 Mamaroneck Ave Harrison, NY 10528	R	17.24
Hartford Life Insurance Co Separate Account Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	16.93
Voya Retirement Insurance and Annuity Co.* 1 Orange Way B3N Windsor, CT 06095-4774	R	5.30
Franklin Founding Funds Allocation Fund Franklin Fund Allocator Series c/o Fund Accounting 500 E Broward Blvd., Ste 2100 Fort Lauderdale, FL 33394-3029	R6	84.22
Franklin Corefolio Allocation Fund Franklin Fund Allocator Series c/o Fund Accounting 500 E Broward Blvd. Fort Lauderdale, FL 33394-3000	R6	9.50
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	5.97
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Z	22.43
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	Z	5.33

1

*       For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 80 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially 1.5% of the Franklin Mutual International Fund – Class Z, and less than 1% of the outstanding shares of the other Funds and classes.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 81 is replaced with the following:

The maximum initial sales charges are 5.75% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R , Class R6 and Class Z.

2

VII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 86 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

VIII.       Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 87 is replaced with “The Class A, T, C and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 87:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The third paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 87 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 88 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 89 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 90 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 90 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FRANKLIN MUTUAL SERIES FUNDS

FILE NOS. 811-07851 & 333-13601

PART C

OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation

(i)	Agreement and Declaration of Trust of Franklin Mutual Series Funds dated October 18, 2006
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(ii)

Certificate of Trust of Franklin Mutual Series Funds dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(iii)

Certificate of Amendment dated December 4, 2006, of Agreement and Declaration of Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(iv)	Certificate of Amendment dated December 4, 2006, to the Certificate of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(v)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin Mutual Series Funds dated October 20, 2008
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: May 27, 2009

(b)	By-Laws

(i)	By-Laws of Franklin Mutual Series Funds effective as of October 18, 2006 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(ii)

Certificate of Amendment dated December 4, 2006, of By-Laws dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(c)	Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii)	By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3,4, 6, 7
(d) Articles VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Beacon Fund and Franklin Mutual Advisers, LLC.

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(ii)

Amended and Restated Investment Management Agreement dated as of July 1, 2014, and amended as of July 1, 2015 between the Registrant on behalf of the Mutual Global Discovery Fund and Franklin Mutual Advisers, LLC.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2016

(iii)

Amended and Restated Investment Management Agreement dated as of July 1, 2014 between the Registrant on behalf of the Mutual European Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(iv)

Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Financial Services Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(v)

Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Quest Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(vi)

Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Shares Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(vii)

Amended and Restated Investment Management Agreement dated as of July 1, 2014 between the Registrant on behalf of the Mutual International Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(viii)

Sub-Advisory Agreement made as of May 1, 2015 by and between Registrant on Franklin Mutual Advisers, LLC on behalf of Franklin Mutual European Fund and Franklin Templeton Investment Management Limited

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2016

(e)	Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011, between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(ii)

Amendment dated May 7, 1997, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(iii)

Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(iv)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996

 Filing: Post-Effective Amendment No. 56 to Registration

 Statement on Form N-1A

 File No. 033-18516

Filing Date: April 27, 2017

(v)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 20, 2001

(vi)	Amendment dated January 27, 2017, to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 27, 2017

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 20, 2001

(viii)	Amendment dated January 27, 2017, to Schedule 1 of the Foreign Custody Manager Agreement
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 27, 2017

(ix)

Amendment dated November 19, 2014, to Schedule 2 of the Foreign Custody Manager Agreement

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2012

(xi)

Amendment dated January 27, 2017, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2017

(h)	Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement dated May 21, 2012, between the Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Quest Fund, Mutual Shares Fund and Mutual International Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration

Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2014

(ii)

Amended and Restated Transfer Agent and Shareholder Agreement dated June 1, 2014, between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(i)	Legal Opinion

(i)	Opinion and Consent of Counsel dated April 23, 2008 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)	Form of Subscription Agreement by Sole Shareholders Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 30, 1997

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf on Mutual Beacon Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(ii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Global Discovery Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(iii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual European Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(iv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Financial Services Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

Filing No. 033-18516

Filing Date: June 14, 2010

(v)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Quest Fund and Franklin/Templeton Distributors, In.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: June 14, 2010

(vi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Shares Fund and Franklin/Templeton Distributors, In.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: June 14, 2010

(vii)

Class A Distribution Plan dated May 1, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual International Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: April 28, 2009

(viii)

Amended and Restated Class C Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services fund, Mutual International Fund, Mutual Quest Fund, and Mutual Shares Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: June 14, 2010

(ix)

Amended and Restated Class R Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: October 28, 2009

(x)

Amended and Restated Class R Distribution Plan dated October 30, 2009 pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund and Mutual European Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: October 28, 2009

(xi)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Mutual Global Discovery Fund and Franklin Templeton Distributors, Inc.

(xii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Mutual European Fund and Franklin Templeton Distributors, Inc.

(xiii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Mutual Quest Fund and Franklin Templeton Distributors, Inc.

(xiv)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Mutual Shares Fund and Franklin Templeton Distributors, Inc.

(n)	Rule 18f-3 Plan

(i)

Amended and Restated Multiple Class Plan on behalf of Mutual Beacon Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(ii)

Amended and Restated Multiple Class Plan on behalf of Mutual Financial Services Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(iii)

Amended and Restated Multiple Class Plan on behalf of Mutual International Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(iv)	Form of Amended Multiple Class Plan on behalf of Franklin Mutual European Fund

(v)	Form of Amended Multiple Class Plan on behalf of Franklin Mutual Global Discovery Fund

(vi)	Form of Amended Multiple Class Plan on behalf of Franklin Mutual Quest Fund

(vii)	Form of Amended Multiple Class Plan on behalf of Franklin Mutual Shares Fund

(p)	Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 26, 2014
(q)	Power of Attorney

(i)	Power of Attorney dated April 8, 2015 Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 27, 2015

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.  Indemnification

The Agreement and Declaration of Trust (Declaration) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

(a)          Franklin Mutual Advisers, LLC

Franklin Mutual Advisers, LLC (Mutual Advisers) is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), the Registrant’s investment manager. The officers of Mutual Advisers also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which sets forth the officers of Mutual Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)          Franklin Templeton Investment Management Limited

Franklin Templeton Investment Management Limited (Investment Management) serves as the sub-advisor of one series of the Trust. Investment Management is an indirect subsidiary of Templeton Worldwide, Inc., which is a subsidiary of Resources.  For additional information please see Part B and Schedules A and D of Form ADV of Investment Management (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of Investment Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton ETF Trust

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.008-05889).

c)   Not applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Franklin Mutual Series Funds, located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, or at Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of May 2017.

FRANKLIN MUTUAL SERIES FUNDS

(Registrant)

By:  /s/Steven J. Gray

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

PETER A. LANGERMAN*	Trustee and Chief Executive Officer-
Peter A. Langerman	Investment Management
Dated May 26, 2017

LAURA F. FERGERSON*	Chief Executive Officer-Finance and
Laura F. Fergerson	Administration
Dated May 26, 2017

ROBERT G. KUBILIS*	Chief Financial Officer and
Robert G. Kubilis	Chief Accounting Officer
Dated May 26, 2017

EDWARD I. ALTMAN*	Trustee
Edward I. Altman	Dated May 26, 2017

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated May 26, 2017

BURTON J. GREENWALD*	Trustee
Burton J. Greenwald	Dated May 26, 2017

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated May 26, 2017

KEITH E. MITCHELL*	Trustee
Keith E. Mitchell	Dated May 26, 2017

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated May 26, 2017

CHARLES RUBENS II*	Trustee
Charles Rubens II	Dated May 26, 2017

JAN HOPKINS TRACHTMAN*	Trustee
Jan Hopkins Trachtman	Dated May 26, 2017

ROBERT E. WADE*

Trustee

Robert E. Wade

Dated May 26, 2017

GREGORY H. WILLIAMS*

Trustee

Gregory H. Williams

Dated May 26, 2017

*By:  /s/Steven J. Gray

Steven J. Gray, Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN MUTUAL SERIES FUNDS

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(m)(xi)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Mutual Global Discovery Fund and Franklin Templeton Distributors, Inc.

EX-99.(m)(xii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Mutual European Fund and Franklin Templeton Distributors, Inc.

EX-99.(m)(xiii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Mutual Quest Fund and Franklin Templeton Distributors, Inc.

EX-99.(m)(xiv)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Mutual Shares Fund and Franklin Templeton Distributors, Inc.

EX-99.(n)(iv)	Form of Amended Multiple Class Plan on behalf of Franklin Mutual European Fund

EX-99.(n)(v)	Form of Amended Multiple Class Plan on behalf of Franklin Mutual Global Discovery Fund

EX-99.(n)(vi)	Form of Amended Multiple Class Plan on behalf of Franklin Mutual Quest Fund

EX-99.(n)(vii)	Form of Amended Multiple Class Plan on behalf of Franklin Mutual Shares Fund